GOLDMAN SACHS EQUITY INCOME FUND
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.8%
Aerospace & Defense – 3.6%
44,788 General Electric Co. $ 11,013,817
12,755 L3Harris Technologies, Inc. 3,116,557
14,130,374
Banks – 9.3%
189,710 Bank of America Corp. 8,371,902
146,347 Huntington Bancshares, Inc. 2,287,404
68,055 JPMorgan Chase & Co. 17,966,520
111,053 Wells Fargo & Co. 8,304,543
36,930,369
Beverages – 2.0%
47,373 Coca-Cola Co. (The) 3,415,593
47,273 Coca-Cola Europacific Partners
PLC (United Kingdom) 4,339,189
7,754,782
Biotechnology – 2.4%
34,634 AbbVie, Inc. 6,445,734
10,387 Amgen, Inc. 2,993,325
9,439,059
Capital Markets – 6.1%
4,196 Blackrock, Inc. 4,111,618
32,474 Blackstone, Inc. 4,506,092
29,006 KKR & Co., Inc. 3,523,069
49,319 Morgan Stanley 6,314,312
70,263 Nasdaq, Inc. 5,869,771
24,324,862
Chemicals – 2.4%
20,317 Linde PLC 9,499,823
Commercial Services & Supplies – 1.3%
19,333 Republic Services, Inc. 4,974,188
Communications Equipment – 1.6%
98,811 Cisco Systems, Inc. 6,229,045
Consumer Finance – 1.6%
21,888 American Express Co. 6,436,166
Consumer Staples Distribution & Retail – 4.2%
4,557 Costco Wholesale Corp. 4,740,100
121,914 Walmart, Inc. 12,035,350
16,775,450
Containers & Packaging – 0.9%
70,824 International Paper Co. 3,386,095
Diversified Telecommunication Services – 1.8%
262,617 AT&T, Inc. 7,300,753
Electric Utilities – 2.0%
66,581 NextEra Energy, Inc. 4,703,282
47,717 Xcel Energy, Inc. 3,344,962
8,048,244
Electrical Equipment – 1.6%
20,114 Eaton Corp. PLC 6,440,503
Financial Services – 0.8%
8,669 Visa, Inc., Class A 3,165,832
Ground Transportation – 1.2%
18,541 Norfolk Southern Corp. 4,581,852
Shares Description Value
aa
Common Stocks – (continued)
Health Care Equipment & Supplies – 1.9%
55,673 Abbott Laboratories $ 7,436,799
Health Care Providers & Services – 2.1%
47,241 CVS Health Corp. 3,025,314
17,054 UnitedHealth Group, Inc. 5,148,773
8,174,087
Health Care REITs – 0.7%
151,862 Healthpeak Properties, Inc. REIT 2,643,917
Hotels, Restaurants & Leisure – 3.8%
15,870 Hilton Worldwide Holdings, Inc. 3,942,743
24,073 McDonald's Corp. 7,555,311
41,558 Starbucks Corp. 3,488,794
14,986,848
Household Products – 2.4%
55,052 Procter & Gamble Co. (The) 9,352,784
Industrial Conglomerates – 1.7%
30,425 Honeywell International, Inc. 6,896,435
Industrial REITs – 1.0%
37,543 Prologis, Inc. REIT 4,077,170
Insurance – 3.6%
17,554 Allstate Corp. (The) 3,684,058
23,270 Marsh & McLennan Cos., Inc. 5,437,268
17,445 Progressive Corp. (The) 4,970,604
14,091,930
Interactive Media & Services – 1.7%
40,107 Alphabet, Inc., Class A 6,887,976
IT Services – 2.5%
15,182 Accenture PLC, Class A (Ireland) 4,809,961
19,663 International Business Machines
Corp. 5,093,897
9,903,858
Life Sciences Tools & Services – 1.3%
27,110 Danaher Corp. 5,148,189
Machinery – 3.2%
15,841 Caterpillar, Inc. 5,513,143
14,633 IDEX Corp. 2,647,256
18,520 Illinois Tool Works, Inc. 4,538,882
12,699,281
Media – 1.6%
72,143 New York Times Co. (The),
Class A 4,120,808
31,399 Omnicom Group, Inc. 2,305,943
6,426,751
Metals & Mining – 1.2%
77,507 Rio Tinto PLC ADR (Australia) 4,606,241
Multi-Utilities – 3.5%
46,044 Ameren Corp. 4,460,743
54,119 CMS Energy Corp. 3,800,777
36,720 Dominion Energy, Inc. 2,080,923
47,482 National Grid PLC ADR (United
Kingdom)
(a)
3,389,740
13,732,183

GOLDMAN SACHS EQUITY INCOME FUND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Office REITs – 0.5%
28,877 BXP, Inc. REIT $ 1,944,288
Oil, Gas & Consumable Fuels – 7.0%
59,602 ConocoPhillips 5,087,031
35,455 EOG Resources, Inc. 3,849,349
115,475 Exxon Mobil Corp. 11,813,092
31,841 Phillips 66 3,613,317
49,850 Shell PLC ADR 3,301,067
27,663,856
Personal Care Products – 1.7%
281,885 Kenvue, Inc. 6,728,595
Pharmaceuticals – 4.4%
5,156 Eli Lilly & Co. 3,803,426
57,860 Johnson & Johnson 8,980,451
60,367 Merck & Co., Inc. 4,638,600
17,422,477
Residential REITs – 1.0%
19,921 AvalonBay Communities, Inc.
REIT 4,119,065
Retail REITs – 0.7%
39,871 Regency Centers Corp. REIT 2,876,693
Semiconductors & Semiconductor Equipment – 2.9%
12,988 Broadcom, Inc. 3,144,005
4,133 KLA Corp. 3,128,185
28,508 Texas Instruments, Inc. 5,212,688
11,484,878
Software – 2.7%
7,312 Microsoft Corp. 3,366,152
22,373 Oracle Corp. 3,703,403
13,672 Salesforce, Inc. 3,628,139
10,697,694
Specialty Retail – 1.3%
23,283 Lowe’s Cos., Inc. 5,255,672
Technology Hardware, Storage & Peripherals – 0.5%
122,391 Hewlett Packard Enterprise Co. 2,114,917
Trading Companies & Distributors – 1.4%
135,016 Fastenal Co. 5,581,561
Water Utilities – 0.7%
20,590 American Water Works Co., Inc. 2,943,752
TOTAL COMMON STOCKS
(Cost $297,498,041)
395,315,294
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,363 4.216% 2,363
(Cost $2,363)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $297,500,404)
395,317,657
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.9%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,418,099 4.216% $ 3,418,099
(Cost $3,418,099)
TOTAL INVESTMENTS – 100.7%
(Cost $300,918,503)
$ 398,735,756
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.7)%
(2,588,165)
NET ASSETS – 100.0%
$ 396,147,591
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS FOCUSED VALUE FUND
Schedule of Investments
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 98.4%
Aerospace & Defense – 3.1%
8,661 Boeing Co. (The)* $ 1,795,598
Banks – 8.4%
59,085 Bank of America Corp. 2,607,421
30,434 Wells Fargo & Co. 2,275,855
4,883,276
Biotechnology – 1.9%
6,026 AbbVie, Inc. 1,121,499
Capital Markets – 7.1%
16,731 Morgan Stanley 2,142,070
23,827 Nasdaq, Inc. 1,990,507
4,132,577
Chemicals – 3.0%
6,357 Air Products and Chemicals, Inc. 1,773,031
Consumer Finance – 2.7%
5,274 American Express Co. 1,550,820
Consumer Staples Distribution & Retail – 3.9%
22,914 Walmart, Inc. 2,262,070
Diversified Telecommunication Services – 2.8%
58,723 AT&T, Inc. 1,632,499
Electric Utilities – 2.7%
21,942 NextEra Energy, Inc. 1,549,983
Electrical Equipment – 7.1%
6,129 GE Vernova, Inc. 2,898,894
3,961 Rockwell Automation, Inc. 1,249,894
4,148,788
Financial Services – 2.6%
4,160 Visa, Inc., Class A 1,519,190
Ground Transportation – 1.8%
6,738 Old Dominion Freight Line, Inc. 1,079,225
Health Care Equipment & Supplies – 4.0%
17,551 Abbott Laboratories 2,344,463
Health Care Providers & Services – 2.3%
4,475 UnitedHealth Group, Inc. 1,351,047
Hotels, Restaurants & Leisure – 2.2%
15,003 Starbucks Corp. 1,259,502
Industrial Conglomerates – 5.1%
13,077 Honeywell International, Inc. 2,964,164
Insurance – 3.2%
6,693 Travelers Cos., Inc. (The) 1,845,260
Life Sciences Tools & Services – 3.3%
5,701 Danaher Corp. 1,082,620
2,158 Thermo Fisher Scientific, Inc. 869,285
1,951,905
Metals & Mining – 1.9%
9,161 Steel Dynamics, Inc. 1,127,444
Multi-Utilities – 3.9%
23,287 Ameren Corp. 2,256,044
Oil, Gas & Consumable Fuels – 5.5%
31,513 Exxon Mobil Corp. 3,223,780
Shares Description Value
aa
Common Stocks – (continued)
Personal Care Products – 3.1%
75,678 Kenvue, Inc. $ 1,806,434
Pharmaceuticals – 2.0%
14,820 Merck & Co., Inc. 1,138,769
Residential REITs – 2.5%
7,149 AvalonBay Communities, Inc.
REIT 1,478,199
Semiconductors & Semiconductor Equipment – 2.5%
7,827 Texas Instruments, Inc. 1,431,167
Software – 4.3%
18,904 Dynatrace, Inc.* 1,021,005
5,602 Salesforce, Inc. 1,486,603
2,507,608
Specialty Retail – 3.4%
8,883 Lowe’s Cos., Inc. 2,005,160
Technology Hardware, Storage & Peripherals – 2.1%
6,154 Apple, Inc. 1,236,031
TOTAL COMMON STOCKS
(Cost $51,622,045)
57,375,533
Shares Dividend Rate Value
aa
Investment Company – 1.4%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
787,473 4.216% 787,473
(Cost $787,473)
TOTAL INVESTMENTS – 99.8%
(Cost $52,409,518)
$ 58,163,006
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
95,165
NET ASSETS – 100.0%
$ 58,258,171
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
REIT — Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.4%
Aerospace & Defense – 4.2%
40,983 Boeing Co. (The)* $ 8,496,596
37,349 General Electric Co. 9,184,493
17,681,089
Automobile Components – 0.6%
36,747 Aptiv PLC (Jersey)* 2,455,067
Banks – 9.6%
292,165 Bank of America Corp. 12,893,242
62,151 JPMorgan Chase & Co. 16,407,864
153,363 Wells Fargo & Co. 11,468,485
40,769,591
Beverages – 0.7%
44,339 Coca-Cola Co. (The) 3,196,842
Biotechnology – 2.6%
44,643 AbbVie, Inc. 8,308,509
27,938 BioNTech SE ADR (Germany)* 2,676,740
10,985,249
Capital Markets – 5.8%
7,362 Blackrock, Inc. 7,213,950
18,085 Blackstone, Inc. 2,509,475
59,295 Morgan Stanley 7,591,539
86,914 Nasdaq, Inc. 7,260,795
24,575,759
Chemicals – 2.8%
22,081 Air Products and Chemicals, Inc. 6,158,612
15,763 Sherwin-Williams Co. (The) 5,655,922
11,814,534
Construction Materials – 0.9%
6,810 Martin Marietta Materials, Inc. 3,728,815
Consumer Finance – 1.8%
25,485 American Express Co. 7,493,864
Consumer Staples Distribution & Retail – 3.0%
129,142 Walmart, Inc. 12,748,898
Diversified Telecommunication Services – 1.9%
286,351 AT&T, Inc. 7,960,558
Electric Utilities – 3.9%
90,108 Exelon Corp. 3,948,533
99,815 NextEra Energy, Inc. 7,050,932
157,354 PPL Corp. 5,468,051
16,467,516
Electrical Equipment – 5.4%
25,724 Eaton Corp. PLC 8,236,825
19,533 GE Vernova, Inc. 9,238,718
17,726 Rockwell Automation, Inc. 5,593,439
23,068,982
Entertainment – 1.5%
54,765 Walt Disney Co. (The) 6,190,636
Financial Services – 4.1%
21,350 Berkshire Hathaway, Inc., Class
B* 10,759,546
18,512 Visa, Inc., Class A 6,760,397
17,519,943
Shares Description Value
aa
Common Stocks – (continued)
Ground Transportation – 1.3%
34,151 Old Dominion Freight Line, Inc. $ 5,469,966
Health Care Equipment & Supplies – 4.7%
67,673 Abbott Laboratories 9,039,759
71,536 Boston Scientific Corp.* 7,529,879
49,760 Cooper Cos., Inc. (The)* 3,397,613
19,967,251
Health Care Providers & Services – 2.1%
29,136 UnitedHealth Group, Inc. 8,796,450
Hotels, Restaurants & Leisure – 2.3%
54,187 Chipotle Mexican Grill, Inc.* 2,713,685
8,101 McDonald's Corp. 2,542,499
53,095 Starbucks Corp. 4,457,325
9,713,509
Household Products – 2.3%
58,611 Procter & Gamble Co. (The) 9,957,423
Industrial Conglomerates – 4.1%
51,488 3M Co. 7,638,245
43,044 Honeywell International, Inc. 9,756,783
17,395,028
Industrial REITs – 1.8%
72,614 Prologis, Inc. REIT 7,885,881
Insurance – 3.3%
31,422 Marsh & McLennan Cos., Inc. 7,342,064
24,428 Travelers Cos., Inc. (The) 6,734,800
14,076,864
IT Services – 1.5%
20,127 Accenture PLC, Class A (Ireland) 6,376,636
Life Sciences Tools & Services – 2.8%
33,973 Danaher Corp. 6,451,473
13,313 Thermo Fisher Scientific, Inc. 5,362,742
11,814,215
Machinery – 1.6%
19,185 Caterpillar, Inc. 6,676,956
Metals & Mining – 0.8%
26,643 Steel Dynamics, Inc. 3,278,954
Multi-Utilities – 1.2%
53,634 Ameren Corp. 5,196,062
Office REITs – 1.0%
60,536 BXP, Inc. REIT 4,075,889
Oil, Gas & Consumable Fuels – 5.5%
31,077 DT Midstream, Inc. 3,255,005
50,662 Expand Energy Corp. 5,883,378
136,987 Exxon Mobil Corp. 14,013,770
23,152,153
Personal Care Products – 1.2%
221,097 Kenvue, Inc. 5,277,585
Pharmaceuticals – 3.1%
66,396 Johnson & Johnson 10,305,323
38,395 Merck & Co., Inc. 2,950,272
13,255,595

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Residential REITs – 1.1%
22,325 AvalonBay Communities, Inc.
REIT $ 4,616,140
Semiconductors & Semiconductor Equipment – 2.9%
48,378 Marvell Technology, Inc. 2,911,872
42,477 Microchip Technology, Inc. 2,465,365
38,424 Texas Instruments, Inc. 7,025,828
12,403,065
Software – 2.5%
95,681 Dynatrace, Inc.* 5,167,731
21,262 Salesforce, Inc. 5,642,297
10,810,028
Specialty Retail – 2.4%
29,393 Lowe’s Cos., Inc. 6,634,882
28,862 TJX Cos., Inc. (The) 3,662,588
10,297,470
Technology Hardware, Storage & Peripherals – 1.1%
22,524 Apple, Inc. 4,523,945
TOTAL COMMON STOCKS
(Cost $338,090,734)
421,674,408
Shares Dividend Rate Value
aa
Investment Company – 0.4%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,496,327 4.216% 1,496,327
(Cost $1,496,327)
TOTAL INVESTMENTS – 99.8%
(Cost $339,587,061)
$ 423,170,735
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
865,410
NET ASSETS – 100.0%
$ 424,036,145
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 97.9%
Aerospace & Defense – 2.5%
78,008 L3Harris Technologies, Inc. $ 19,060,475
34,495 Woodward, Inc. 7,462,303
26,522,778
Automobile Components – 0.6%
101,663 Aptiv PLC (Jersey)* 6,792,105
Banks – 5.9%
373,930 Citizens Financial Group, Inc. 15,088,075
381,436 First Horizon Corp. 7,582,948
663,931 Huntington Bancshares, Inc. 10,377,242
71,610 M&T Bank Corp. 13,078,850
50,986 Pinnacle Financial Partners, Inc. 5,418,792
89,626 Wintrust Financial Corp. 10,702,241
62,248,148
Beverages – 2.6%
253,097 Coca-Cola Europacific Partners
PLC (United Kingdom) 23,231,773
80,264 Molson Coors Beverage Co.,
Class B 4,301,348
27,533,121
Capital Markets – 2.8%
153,701 Nasdaq, Inc. 12,840,182
114,238 Raymond James Financial, Inc. 16,790,701
29,630,883
Chemicals – 2.7%
351,580 Chemours Co. (The) 3,561,506
45,790 LyondellBasell Industries NV,
Class A 2,586,677
112,248 RPM International, Inc. 12,778,312
135,225 Westlake Corp. 9,605,032
28,531,527
Commercial Services & Supplies – 0.6%
35,124 Waste Connections, Inc. 6,922,589
Communications Equipment – 1.0%
288,724 Juniper Networks, Inc. 10,373,853
Construction Materials – 1.9%
36,063 Martin Marietta Materials, Inc. 19,746,296
Consumer Staples Distribution & Retail – 3.1%
200,811 BJ's Wholesale Club Holdings,
Inc.* 22,733,813
116,944 Performance Food Group Co.* 10,473,505
33,207,318
Containers & Packaging – 1.2%
264,864 International Paper Co. 12,663,148
Electric Utilities – 4.4%
118,627 Entergy Corp. 9,879,256
134,107 Exelon Corp. 5,876,569
31,144 NRG Energy, Inc. 4,855,350
725,066 PG&E Corp. 12,239,114
407,416 PPL Corp. 14,157,706
47,007,995
Electrical Equipment – 7.2%
143,953 AMETEK, Inc. 25,730,159
54,454 GE Vernova, Inc. 25,755,653
Shares Description Value
aa
Common Stocks – (continued)
Electrical Equipment – (continued)
77,514 Rockwell Automation, Inc. $ 24,459,543
75,945,355
Entertainment – 0.6%
40,310 TKO Group Holdings, Inc. 6,361,321
Financial Services – 2.8%
178,709 Corebridge Financial, Inc. 5,827,701
254,091 Fidelity National Information
Services, Inc. 20,228,184
50,360 Global Payments, Inc. 3,807,720
29,863,605
Food Products – 0.5%
86,226 Lamb Weston Holdings, Inc. 4,809,686
Gas Utilities – 0.4%
118,142 UGI Corp. 4,260,201
Ground Transportation – 0.3%
13,028 Saia, Inc.* 3,444,734
Health Care Equipment & Supplies – 1.4%
211,536 Cooper Cos., Inc. (The)* 14,443,678
Health Care Providers & Services – 1.6%
35,516 Cencora, Inc. 10,343,680
29,545 Humana, Inc. 6,887,826
17,231,506
Health Care REITs – 0.6%
94,226 Ventas, Inc. REIT 6,056,847
Hotels, Restaurants & Leisure – 0.8%
31,173 Royal Caribbean Cruises Ltd. 8,010,526
Household Durables – 1.2%
122,842 Lennar Corp., Class A 13,031,079
Independent Power and Renewable Electricity Producers – 0.9%
127,580 Ormat Technologies, Inc. 9,483,021
Insurance – 6.8%
74,717 Allstate Corp. (The) 15,680,857
60,210 American Financial Group, Inc. 7,464,836
94,670 Arch Capital Group Ltd. 8,997,437
27,276 Arthur J Gallagher & Co. 9,476,773
66,667 Globe Life, Inc. 8,124,707
104,328 Prudential Financial, Inc. 10,838,636
134,900 Unum Group 11,022,679
71,605,925
Life Sciences Tools & Services – 2.0%
39,835 Agilent Technologies, Inc. 4,458,333
7,703 Mettler-Toledo International,
Inc.* 8,900,970
35,469 West Pharmaceutical Services,
Inc. 7,478,639
20,837,942
Machinery – 2.9%
35,696 IDEX Corp. 6,457,763
141,457 Ingersoll Rand, Inc. 11,548,550
44,758 ITT, Inc. 6,737,869
88,619 Stanley Black & Decker, Inc. 5,798,341
30,542,523

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Media – 0.8%
114,171 Omnicom Group, Inc. $ 8,384,718
Metals & Mining – 1.5%
133,713 Steel Dynamics, Inc. 16,456,059
Multi-Utilities – 4.7%
219,022 CMS Energy Corp. 15,381,915
502,154 NiSource, Inc. 19,855,169
182,840 Public Service Enterprise Group,
Inc. 14,815,525
50,052,609
Oil, Gas & Consumable Fuels – 8.9%
230,958 BKV Corp. (Thailand)* 4,965,597
50,211 Cheniere Energy, Inc. 11,899,505
218,474 Devon Energy Corp. 6,611,023
72,173 Diamondback Energy, Inc. 9,710,877
97,986 DT Midstream, Inc. 10,263,054
135,598 Expand Energy Corp. 15,746,996
114,120 Kinetik Holdings, Inc. 5,082,905
92,641 Ovintiv, Inc. 3,318,400
832,526 Permian Resources Corp. 10,498,153
142,077 Phillips 66 16,122,898
94,219,408
Passenger Airlines – 1.2%
154,830 United Airlines Holdings, Inc.* 12,300,469
Personal Care Products – 1.0%
463,681 Kenvue, Inc. 11,068,065
Pharmaceuticals – 0.4%
139,627 Organon & Co. 1,287,361
85,268 Royalty Pharma PLC, Class A 2,803,612
4,090,973
Professional Services – 0.8%
77,281 Booz Allen Hamilton Holding
Corp. 8,211,106
Residential REITs – 3.5%
205,719 American Homes 4 Rent, Class
A REIT 7,786,464
69,852 AvalonBay Communities, Inc.
REIT 14,443,298
66,559 Camden Property Trust REIT 7,820,017
124,353 Equity LifeStyle Properties, Inc.
REIT 7,905,120
37,954,899
Semiconductors & Semiconductor Equipment – 2.2%
165,048 Marvell Technology, Inc. 9,934,239
228,364 Microchip Technology, Inc. 13,254,247
23,188,486
Software – 3.4%
312,350 Dynatrace, Inc.* 16,870,023
9,282 MicroStrategy, Inc., Class A* 3,425,615
51,830 Monday.com Ltd.* 15,418,907
35,714,545
Specialized REITs – 3.9%
78,738 Digital Realty Trust, Inc. REIT 13,505,142
81,215 Extra Space Storage, Inc. REIT 12,275,648
Shares Description Value
aa
Common Stocks – (continued)
Specialized REITs – (continued)
477,834 VICI Properties, Inc. REIT $ 15,152,116
40,932,906
Specialty Retail – 2.1%
48,209 Burlington Stores, Inc.* 11,004,668
52,476 Floor & Decor Holdings, Inc.,
Class A* 3,762,005
178,894 Wayfair, Inc., Class A* 7,377,589
22,144,262
Technology Hardware, Storage & Peripherals – 1.3%
480,251 Hewlett Packard Enterprise Co. 8,298,737
11,624 Sandisk Corp.* 438,109
88,875 Western Digital Corp.* 4,581,506
13,318,352
Trading Companies & Distributors – 2.9%
366,418 Fastenal Co. 15,147,720
22,397 United Rentals, Inc. 15,865,587
31,013,307
TOTAL COMMON STOCKS
(Cost $870,917,119)
1,036,157,874
Shares Dividend Rate Value
aa
Investment Company – 2.0%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
21,658,315 4.216% 21,658,315
(Cost $21,658,315)
TOTAL INVESTMENTS – 99.9%
(Cost $892,575,434)
$ 1,057,816,189
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
1,080,028
NET ASSETS – 100.0%
$ 1,058,896,217
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.7%
Aerospace & Defense – 2.5%
76,110 Cadre Holdings, Inc. $ 2,494,125
85,693 Karman Holdings, Inc.* 3,672,802
135,598 Kratos Defense & Security
Solutions, Inc.* 5,002,210
114,639 Mercury Systems, Inc.* 5,645,971
29,897 Moog, Inc., Class A 5,540,213
22,355,321
Automobile Components – 2.8%
463,742 Dana, Inc. 7,712,030
399,746 Goodyear Tire & Rubber Co.
(The)* 4,561,102
72,754 Patrick Industries, Inc. 6,246,658
131,314 Phinia, Inc. 5,699,027
24,218,817
Automobiles – 0.3%
34,509 Thor Industries, Inc. 2,801,786
Banks – 18.9%
266,565 Amerant Bancorp, Inc. 4,672,884
217,346 Ameris Bancorp 13,360,259
274,622 Atlantic Union Bankshares Corp. 8,244,152
485,975 Banc of California, Inc. 6,667,577
131,558 Community Financial System,
Inc. 7,398,822
322,156 ConnectOne Bancorp, Inc. 7,399,923
96,593 Eastern Bankshares, Inc. 1,448,895
141,784 FB Financial Corp. 6,188,872
127,244 First Financial Bankshares, Inc. 4,486,623
195,379 First Merchants Corp. 7,365,788
273,713 Glacier Bancorp, Inc. 11,350,878
199,365 MidWestOne Financial Group,
Inc. 5,731,744
281,635 Northpointe Bancshares, Inc. 3,700,684
336,942 Old Second Bancorp, Inc. 5,573,021
189,825 Origin Bancorp, Inc. 6,471,134
238,822 Pacific Premier Bancorp, Inc. 5,063,026
79,415 Pinnacle Financial Partners, Inc. 8,440,226
325,153 Renasant Corp. 11,396,613
160,596 SouthState Corp. 14,100,329
146,023 TriCo Bancshares 5,826,318
128,556 UMB Financial Corp. 13,256,695
979,570 Valley National Bancorp 8,600,625
166,745,088
Beverages – 0.9%
240,252 Primo Brands Corp., Class A 7,945,134
Biotechnology – 2.5%
46,201 Akero Therapeutics, Inc.* 2,293,880
76,107 Alkermes PLC* 2,329,635
15,069 Blueprint Medicines Corp.* 1,527,243
65,626 Bridgebio Pharma, Inc.* 2,247,691
60,679 CG oncology, Inc.* 1,554,596
84,200 Cytokinetics, Inc.* 2,611,884
42,460 Ionis Pharmaceuticals, Inc.* 1,422,835
3,371 Madrigal Pharmaceuticals, Inc.* 927,901
76,917 REVOLUTION Medicines, Inc.* 3,030,530
96,413 Syndax Pharmaceuticals, Inc.* 1,016,193
34,133 Ultragenyx Pharmaceutical, Inc.* 1,161,546
54,702 Veracyte, Inc.* 1,455,620
Shares Description Value
aa
Common Stocks – (continued)
Biotechnology – (continued)
32,931 Xenon Pharmaceuticals, Inc.
(Canada)* $ 950,059
22,529,613
Broadline Retail – 0.4%
33,141 Ollie's Bargain Outlet Holdings,
Inc.* 3,693,564
Building Products – 1.1%
77,050 AZZ, Inc. 6,987,665
234,549 Masterbrand, Inc.* 2,392,400
9,380,065
Capital Markets – 2.5%
114,248 Marex Group PLC (United
Kingdom) 4,930,944
331,757 Perella Weinberg Partners 5,762,619
20,961 Piper Sandler Cos. 5,270,643
64,800 Stifel Financial Corp. 6,105,456
22,069,662
Chemicals – 1.9%
183,670 Avient Corp. 6,635,997
130,379 Element Solutions, Inc. 2,787,503
129,807 HB Fuller Co. 7,245,827
16,669,327
Commercial Services & Supplies – 1.4%
356,276 BrightView Holdings, Inc.* 5,550,780
54,170 VSE Corp. 7,046,975
12,597,755
Communications Equipment – 0.4%
99,866 Digi International, Inc.* 3,236,657
Construction & Engineering – 1.8%
93,275 Arcosa, Inc. 8,046,835
47,476 Granite Construction, Inc. 4,246,728
25,952 MYR Group, Inc.* 4,070,571
16,364,134
Construction Materials – 0.5%
42,532 Knife River Corp.* 4,002,261
Consumer Finance – 1.2%
128,660 Encore Capital Group, Inc.* 4,876,214
45,800 FirstCash Holdings, Inc. 5,858,278
10,734,492
Containers & Packaging – 1.5%
79,997 Greif, Inc., Class A 4,447,833
338,177 O-I Glass, Inc.* 4,433,500
85,226 Silgan Holdings, Inc. 4,693,396
13,574,729
Diversified REITs – 0.9%
239,001 Essential Properties Realty Trust,
Inc. REIT 7,767,533
Electric Utilities – 3.3%
77,006 IDACORP, Inc. 9,159,864
47,069 MGE Energy, Inc. 4,251,272
284,409 TXNM Energy, Inc. 16,123,146
29,534,282

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 3.6%
34,543 Advanced Energy Industries, Inc. $ 3,964,846
43,999 Belden, Inc. 4,672,694
484,113 Knowles Corp.* 7,944,294
14,559 Rogers Corp.* 969,193
70,325 Sanmina Corp.* 5,955,824
293,025 TTM Technologies, Inc.* 8,749,726
32,256,577
Energy Equipment & Services – 1.2%
121,709 Kodiak Gas Services, Inc. 4,297,545
165,443 Noble Corp. PLC 4,098,023
381,301 Patterson-UTI Energy, Inc. 2,104,781
10,500,349
Financial Services – 2.7%
297,325 MGIC Investment Corp. 7,864,246
52,210 Mr Cooper Group, Inc.* 6,762,762
98,865 PennyMac Financial Services,
Inc. 9,491,040
24,118,048
Food Products – 0.8%
21,768 Lancaster Colony Corp. 3,643,963
292,460 Utz Brands, Inc. 3,869,246
7,513,209
Gas Utilities – 1.2%
36,659 Chesapeake Utilities Corp. 4,479,363
77,449 ONE Gas, Inc. 5,790,087
10,269,450
Health Care Equipment & Supplies – 1.5%
43,338 Enovis Corp.* 1,356,479
56,927 Globus Medical, Inc., Class A* 3,368,940
36,851 Integer Holdings Corp.* 4,376,425
43,850 Merit Medical Systems, Inc.* 4,167,066
13,268,910
Health Care Providers & Services – 0.7%
445,680 NeoGenomics, Inc.* 3,244,550
110,130 Surgery Partners, Inc.* 2,600,169
5,844,719
Hotel & Resort REITs – 0.4%
400,532 Pebblebrook Hotel Trust REIT 3,676,884
Hotels, Restaurants & Leisure – 0.6%
32,736 Cheesecake Factory, Inc. (The) 1,806,045
71,979 Red Rock Resorts, Inc., Class A 3,460,031
5,266,076
Household Durables – 3.5%
15,252 Installed Building Products,
Inc.
(a)
2,432,389
142,006 La-Z-Boy, Inc. 5,948,631
69,217 M/I Homes, Inc.* 7,379,225
127,378 Meritage Homes Corp. 8,102,515
119,219 Taylor Morrison Home Corp.* 6,709,645
30,572,405
Industrial REITs – 1.8%
178,842 STAG Industrial, Inc. REIT 6,363,198
Shares Description Value
aa
Common Stocks – (continued)
Industrial REITs – (continued)
165,388 Terreno Realty Corp. REIT $ 9,331,191
15,694,389
Insurance – 6.1%
737,459 Abacus Global Management,
Inc.* 5,700,558
140,620 Aspen Insurance Holdings Ltd.,
Class A (Bermuda)* 4,823,266
174,779 CNO Financial Group, Inc. 6,634,611
169,191 Hamilton Insurance Group Ltd.,
Class B (Bermuda)* 3,681,596
51,046 Hanover Insurance Group, Inc.
(The) 8,983,075
39,380 HCI Group, Inc. 6,646,163
133,536 Kemper Corp. 8,510,249
139,094 Skyward Specialty Insurance
Group, Inc.* 8,811,605
53,791,123
IT Services – 0.7%
122,498 ASGN, Inc.* 6,469,119
Machinery – 6.3%
41,902 Esab Corp. 5,153,527
75,473 ESCO Technologies, Inc. 13,678,727
39,628 Federal Signal Corp. 3,727,806
70,186 Flowserve Corp. 3,502,983
458,968 Gates Industrial Corp. PLC* 9,707,173
76,931 Gorman-Rupp Co. (The) 2,807,982
52,993 SPX Technologies, Inc.* 8,059,705
31,887 Standex International Corp. 4,813,024
99,514 Terex Corp. 4,479,125
55,930,052
Media – 0.4%
196,189 TEGNA, Inc. 3,280,280
Metals & Mining – 1.9%
872,120 Coeur Mining, Inc.* 7,046,730
148,015 Commercial Metals Co. 6,896,019
269,387 Constellium SE* 3,270,358
17,213,107
Mortgage Real Estate Investment Trusts (REITs) – 0.9%
522,466 Ladder Capital Corp. REIT 5,496,342
455,869 Redwood Trust, Inc. REIT 2,484,486
7,980,828
Office REITs – 1.2%
182,257 Cousins Properties, Inc. REIT 5,115,954
167,543 Highwoods Properties, Inc. REIT 4,976,027
10,091,981
Oil, Gas & Consumable Fuels – 4.9%
161,919 Antero Midstream Corp. 3,040,839
60,484 California Resources Corp. 2,671,578
167,367 CNX Resources Corp.* 5,402,607
30,876 Core Natural Resources, Inc. 2,139,707
539,891 Crescent Energy Co., Class A 4,529,685
196,336 Delek US Holdings, Inc. 3,779,468
406,579 DHT Holdings, Inc. 4,708,185
25,724 Gulfport Energy Corp.* 4,926,146

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
217,289 Magnolia Oil & Gas Corp.,
Class A $ 4,671,714
114,630 Matador Resources Co. 4,930,236
73,787 Scorpio Tankers, Inc. (Monaco) 2,932,295
43,732,460
Pharmaceuticals – 0.7%
72,750 Prestige Consumer Healthcare,
Inc.* 6,232,493
Professional Services – 1.1%
7,188 CACI International, Inc., Class
A* 3,076,464
98,750 Korn Ferry 6,715,988
9,792,452
Real Estate Management & Development – 1.2%
333,612 Cushman & Wakefield PLC* 3,346,129
676,320 Newmark Group, Inc., Class A 7,446,283
10,792,412
Residential REITs – 1.7%
656,558 Independence Realty Trust, Inc.
REIT 12,205,413
164,213 UMH Properties, Inc. REIT 2,757,136
14,962,549
Retail REITs – 1.2%
221,363 InvenTrust Properties Corp.
REIT 6,218,087
159,414 Tanger, Inc. REIT 4,750,537
10,968,624
Semiconductors & Semiconductor Equipment – 1.9%
36,357 Axcelis Technologies, Inc.* 2,048,353
121,741 Cohu, Inc.* 2,078,119
36,444 Qorvo, Inc.* 2,770,473
69,412 Rambus, Inc.* 3,711,460
90,849 Semtech Corp.* 3,391,393
20,740 Silicon Laboratories, Inc.* 2,499,792
16,499,590
Software – 1.5%
71,491 BlackLine, Inc.* 3,998,492
22,137 Commvault Systems, Inc.* 4,054,391
174,377 Freshworks, Inc., Class A* 2,662,737
82,478 Tenable Holdings, Inc.* 2,657,441
13,373,061
Specialized REITs – 0.6%
190,535 Four Corners Property Trust, Inc.
REIT 5,260,671
Specialty Retail – 2.6%
21,282 AutoNation, Inc.* 3,912,696
20,250 Group 1 Automotive, Inc. 8,584,380
43,927 Urban Outfitters, Inc.* 3,070,497
160,382 Valvoline, Inc.* 5,547,613
72,318 Victoria's Secret & Co.* 1,533,865
22,649,051
Textiles, Apparel & Luxury Goods – 0.7%
27,447 Crocs, Inc.* 2,799,594
Shares Description Value
aa
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
50,904 Kontoor Brands, Inc. $ 3,492,014
6,291,608
Wireless Telecommunication Services – 0.3%
70,618 Telephone and Data Systems,
Inc. 2,426,434
TOTAL COMMON STOCKS
(Cost $714,701,598)
872,939,131
Shares Dividend Rate Value
aa
Investment Company – 1.4%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
11,976,738 4.216% 11,976,738
(Cost $11,976,738)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $726,678,336)
884,915,869
a
Securities Lending Reinvestment Vehicle – 0.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,414,381 4.216% 2,414,381
(Cost $2,414,381)
TOTAL INVESTMENTS – 100.4%
(Cost $729,092,717)
$ 887,330,250
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.4)%
(3,520,010)
NET ASSETS – 100.0%
$ 883,810,240
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL/MID CAP VALUE FUND
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 97.9%
Aerospace & Defense – 3.6%
15,493 ATI, Inc.* $ 1,233,863
5,844 Curtiss-Wright Corp. 2,572,003
6,522 Moog, Inc., Class A 1,208,592
5,014,458
Automobile Components – 0.7%
57,137 Dana, Inc. 950,188
Banks – 9.0%
28,092 East West Bancorp, Inc. 2,561,990
38,122 Pacific Premier Bancorp, Inc. 808,186
14,591 Pinnacle Financial Partners, Inc. 1,550,732
31,781 Prosperity Bancshares, Inc. 2,213,547
19,073 SouthState Corp. 1,674,609
43,688 Webster Financial Corp. 2,249,058
13,929 Wintrust Financial Corp. 1,663,262
12,721,384
Beverages – 1.1%
45,182 Primo Brands Corp., Class A 1,494,169
Biotechnology – 0.6%
4,233 Crinetics Pharmaceuticals, Inc.* 129,149
6,511 Cytokinetics, Inc.* 201,971
1,618 United Therapeutics Corp.* 515,899
847,019
Broadline Retail – 0.6%
7,887 Ollie's Bargain Outlet Holdings,
Inc.* 879,006
Capital Markets – 3.3%
5,163 Evercore, Inc., Class A 1,195,183
36,054 Jefferies Financial Group, Inc. 1,752,224
18,095 Stifel Financial Corp. 1,704,911
4,652,318
Chemicals – 1.9%
18,695 HB Fuller Co. 1,043,555
13,815 RPM International, Inc. 1,572,699
2,616,254
Construction & Engineering – 3.5%
13,636 AECOM 1,497,915
9,947 Arcosa, Inc. 858,128
9,454 Granite Construction, Inc. 845,660
11,482 MasTec, Inc.* 1,790,388
4,992,091
Consumer Finance – 2.0%
23,403 Encore Capital Group, Inc.* 886,974
6,206 FirstCash Holdings, Inc. 793,809
21,832 OneMain Holdings, Inc. 1,131,771
2,812,554
Consumer Staples Distribution & Retail – 1.8%
12,276 BJ's Wholesale Club Holdings,
Inc.* 1,389,766
2,540 Casey's General Stores, Inc. 1,111,910
2,501,676
Containers & Packaging – 3.1%
4,172 Avery Dennison Corp. 741,490
17,344 Crown Holdings, Inc. 1,708,384
Shares Description Value
aa
Common Stocks – (continued)
Containers & Packaging – (continued)
40,752 Graphic Packaging Holding Co. $ 905,509
19,424 Silgan Holdings, Inc. 1,069,680
4,425,063
Diversified Telecommunication Services – –%
3,739 GCI Liberty, Inc., Class A*
(a)
—
Electric Utilities – 3.2%
16,531 IDACORP, Inc. 1,966,362
43,620 TXNM Energy, Inc. 2,472,818
4,439,180
Electrical Equipment – 1.2%
13,091 Regal Rexnord Corp. 1,746,863
Electronic Equipment, Instruments & Components – 5.1%
14,777 Coherent Corp.* 1,117,585
24,361 Flex Ltd.* 1,030,470
6,750 Itron, Inc.* 780,300
7,552 Jabil, Inc. 1,268,812
71,289 Knowles Corp.* 1,169,852
15,426 TD SYNNEX Corp. 1,871,791
7,238,810
Energy Equipment & Services – 1.2%
20,054 Noble Corp. PLC 496,738
39,490 TechnipFMC PLC (United
Kingdom) 1,230,113
1,726,851
Financial Services – 4.3%
70,583 MGIC Investment Corp. 1,866,921
12,008 Mr Cooper Group, Inc.* 1,555,396
18,063 PennyMac Financial Services,
Inc. 1,734,048
12,482 Voya Financial, Inc. 830,303
5,986,668
Ground Transportation – 0.6%
2,975 Saia, Inc.* 786,620
Health Care Equipment & Supplies – 1.2%
20,034 Enovis Corp.* 627,064
18,441 Globus Medical, Inc., Class A* 1,091,339
1,718,403
Health Care Providers & Services – 0.3%
50,413 NeoGenomics, Inc.* 367,007
Hotels, Restaurants & Leisure – 1.1%
7,194 Churchill Downs, Inc. 686,811
11,160 Wyndham Hotels & Resorts, Inc. 923,825
1,610,636
Household Durables – 2.6%
19,145 Meritage Homes Corp. 1,217,814
13,861 Toll Brothers, Inc. 1,445,009
3,542 TopBuild Corp.* 1,001,996
3,664,819
Industrial REITs – 1.2%
47,996 STAG Industrial, Inc. REIT 1,707,698
Insurance – 6.2%
12,391 American Financial Group, Inc. 1,536,236

GOLDMAN SACHS SMALL/MID CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Insurance – (continued)
32,023 CNO Financial Group, Inc. $ 1,215,593
4,294 Everest Group Ltd. 1,490,834
9,131 Globe Life, Inc. 1,112,795
25,269 Kemper Corp. 1,610,393
3,525 RenaissanceRe Holdings Ltd.
(Bermuda) 879,206
9,966 Selective Insurance Group, Inc. 877,207
8,722,264
IT Services – 0.7%
19,141 ASGN, Inc.* 1,010,836
Leisure Products – 0.4%
11,416 Brunswick Corp. 577,878
Life Sciences Tools & Services – 1.0%
20,230 Bio-Techne Corp. 979,132
12,380 Bruker Corp. 454,346
1,433,478
Machinery – 7.7%
10,051 Crane Co. 1,722,742
14,345 Esab Corp. 1,764,292
25,930 Flowserve Corp. 1,294,166
94,508 Gates Industrial Corp. PLC* 1,998,844
22,424 Pentair PLC 2,224,012
11,909 SPX Technologies, Inc.* 1,811,240
10,815,296
Media – 0.2%
18,989 TEGNA, Inc. 317,496
Metals & Mining – 2.5%
21,829 Commercial Metals Co. 1,017,013
5,302 Reliance, Inc. 1,552,532
5,287 Royal Gold, Inc. 941,720
3,511,265
Mortgage Real Estate Investment Trusts (REITs) – 1.6%
69,856 Annaly Capital Management,
Inc. REIT 1,323,771
86,153 Ladder Capital Corp. REIT 906,330
2,230,101
Multi-Utilities – 1.3%
46,302 NiSource, Inc. 1,830,781
Office REITs – 1.2%
25,697 Cousins Properties, Inc. REIT 721,315
34,355 Highwoods Properties, Inc. REIT 1,020,343
1,741,658
Oil, Gas & Consumable Fuels – 4.2%
27,336 EQT Corp. 1,507,034
28,256 HF Sinclair Corp. 1,020,889
102,252 Permian Resources Corp. 1,289,398
56,162 Range Resources Corp. 2,136,402
5,953,723
Professional Services – 2.5%
4,239 CACI International, Inc., Class
A* 1,814,292
32,288 KBR, Inc. 1,685,111
3,499,403
Shares Description Value
aa
Common Stocks – (continued)
Real Estate Management & Development – 0.9%
5,396 Jones Lang LaSalle, Inc.* $ 1,201,689
Residential REITs – 3.2%
42,672 American Homes 4 Rent, Class
A REIT 1,615,135
24,635 Equity LifeStyle Properties, Inc.
REIT 1,566,047
67,074 Independence Realty Trust, Inc.
REIT 1,246,905
4,428,087
Retail REITs – 1.9%
37,972 Regency Centers Corp. REIT 2,739,680
Semiconductors & Semiconductor Equipment – 2.1%
9,021 MACOM Technology Solutions
Holdings, Inc.* 1,097,044
4,323 Onto Innovation, Inc.* 397,457
12,962 Qorvo, Inc.* 985,371
10,734 Semtech Corp.* 400,700
2,880,572
Software – 0.7%
11,537 BlackLine, Inc.* 645,264
12,317 Tenable Holdings, Inc.* 396,854
1,042,118
Specialized REITs – 1.0%
33,925 CubeSmart REIT 1,450,633
Specialty Retail – 2.4%
6,516 AutoNation, Inc.* 1,197,966
3,626 Group 1 Automotive, Inc. 1,537,134
19,086 Valvoline, Inc.* 660,185
3,395,285
Textiles, Apparel & Luxury Goods – 1.5%
6,627 Crocs, Inc.* 675,954
6,698 Deckers Outdoor Corp.* 706,773
12,697 Skechers USA, Inc., Class A* 787,722
2,170,449
Trading Companies & Distributors – 1.5%
4,025 Applied Industrial Technologies,
Inc. 911,743
7,233 WESCO International, Inc. 1,214,348
2,126,091
TOTAL COMMON STOCKS
(Cost $117,708,698)
137,978,518

GOLDMAN SACHS SMALL/MID CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
a
Exchange-Traded Fund – 1.0%
9,239 iShares Russell 2000 Value ETF
(Cost $1,398,346)
$ 1,393,519
Shares Dividend Rate Value
aa
Investment Company – 0.7%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
932,817 4.216% 932,817
(Cost $932,817)
TOTAL INVESTMENTS – 99.6%
(Cost $120,039,861)
$ 140,304,854
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.4%
563,793
NET ASSETS – 100.0%
$ 140,868,647
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
May 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/
ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2025:
(a)
Equity Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 12,538,890 $ — $ —
North America 378,170,163 — —
Oceania 4,606,241 — —
Investment Company 2,363 — —
Securities Lending Reinvestment Vehicle 3,418,099 — —
Total
$ 398,735,756 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Focused Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 57,375,533 $ — $ —
Investment Company 787,473 — —
Total
$ 58,163,006 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Large Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 11,508,443 $ — $ —
North America 410,165,965 — —
Investment Company 1,496,327 — —
Total
$ 423,170,735 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Mid Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 4,965,597 $ — $ —
Europe 30,023,878 — —
North America 1,001,168,399 — —
Investment Company 21,658,315 — —
Total
$ 1,057,816,189 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 7,863,239 $ — $ —
North America 865,075,892 — —
Investment Company 11,976,738 — —
Securities Lending Reinvestment Vehicle 2,414,381 — —
Total
$ 887,330,250 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small/Mid Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 1,230,113 $ — $ —
North America 136,748,405 — —
Exchange-Traded Fund 1,393,519 — —
Investment Company 932,817 — —
Total
$ 140,304,854 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market
Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Investment Style Risk
—
Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk
—
Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
REIT Risk
—
Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)